Appendix 3 Details of Due Dates of Payments to Suppliers (Tables)	12 Months Ended
Dec. 31, 2021
APPENDIX 3 DETAILS OF DUE DATES OF PAYMENTS TO SUPPLIERS
Summary of Details of Due Dates of Payments to Suppliers

This appendix forms an integral part of these consolidated financial statements.

	12-31-2021				12-31-2020
	Goods	Services	Other	Total	Goods	Services	Other	Total
Suppliers with Payments Up-to-Date	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Up to 30 days	84,896,490	342,566,432	320,708,771	748,171,693	133,063,016	89,574,397	166,733,893	389,371,306
Between 31 and 60 days	3,032,565	1,403,461	45,157,514	49,593,540	49,211,386	60,808,696	79,770	110,099,852
Between 61 and 90 days	14,137,065	30,231	102,236,203	116,403,499	78,114,700	343,314	187,027	78,645,041
Between 91 and 120 days	—	—	—	—	—	—	—	—
Between 121 and 365 days	—	—	—	—	—	—	—	—
More than 365 days	—	487	179,311,985	179,312,472	—	487	117,129,284	117,129,771
Total	102,066,120	344,000,611	647,414,473	1,093,481,204	260,389,102	150,726,894	284,129,974	695,245,970

	12-31-2021				12-31-2020
	Goods	Services	Other	Total	Goods	Services	Other	Total
Suppliers Details	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Suppliers for energy purchase	—	94,049,964	319,420,457	413,470,421	—	22,475,111	226,238,177	248,713,288
Suppliers for the purchase of fuels and gas	—	86,288,004	—	86,288,004	—	36,735,748	—	36,735,748
Accounts payable for goods and services	29,508,717	163,662,643	—	193,171,360	202,897,547	91,516,035	—	294,413,582
Accounts payable for the purchase of assets	72,557,403	—	327,994,015	400,551,418	57,491,555	—	57,891,797	115,383,352
Total	102,066,120	344,000,611	647,414,473	1,093,481,204	260,389,102	150,726,894	284,129,974	695,245,970